Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.6%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$240	$236,338
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	102	113,551
Raytheon Technologies Corp., 7.50%, 09/15/29	35	51,940

		401,829

Agriculture — 1.9%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	685	825,617
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	160	174,496
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)	230	267,402

		1,267,515

Airlines — 0.3%
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31(a)	174	161,466

Auto Manufacturers — 0.5%
General Motors Financial Co. Inc., 5.65%, 01/17/29 (Call 10/17/28)	110	127,954
Toyota Motor Corp., 2.76%, 07/02/29(a)	67	75,756
Toyota Motor Credit Corp., 3.65%, 01/08/29	119	143,063

		346,773

Auto Parts & Equipment — 0.3%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	65	72,016
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	104	110,905

		182,921

Banks — 8.0%
Banco Santander SA, 3.31%, 06/27/29	102	113,099
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	226	260,619
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(a)	146	168,726
ING Groep NV, 4.05%, 04/09/29	206	246,681
KeyCorp, 2.55%, 10/01/29	300	322,032
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	760	850,303
3.74%, 03/07/29	15	17,393
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	161	187,325
PNC Bank N.A., 2.70%, 10/22/29	81	89,084
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	405	476,150
Sumitomo Mitsui Financial Group Inc., 3.04%, 07/16/29	895	990,684
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)	195	228,165
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	246	275,257
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	110	121,139
Wells Fargo & Co., 4.15%, 01/24/29 (Call 10/24/28)	700	830,984
Wintrust Financial Corp., 4.85%, 06/06/29	80	86,707
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	110	110,198

		5,374,546

Beverages — 3.4%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	1,013	1,245,058
Coca-Cola Co. (The), 2.13%, 09/06/29	225	244,339
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	251	277,436
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	85	92,882
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)(a)	294	332,467
7.00%, 03/01/29	70	102,628

		2,294,810

Security	Par (000)	Value

Building Materials — 0.3%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	$102	$113,941
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	102	113,741

		227,682

Chemicals — 2.6%
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 08/15/29)	40	39,992
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	110	117,373
Dow Chemical Co. (The), 7.38%, 11/01/29	160	233,686
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)(a)	122	137,636
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	193	210,785
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)(a)	209	247,473
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	90	98,347
Rohm & Haas Co., 7.85%, 07/15/29	225	325,276
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	38	43,378
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	245	273,239

		1,727,185

Commercial Services — 2.5%
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	353	394,033
IHS Markit Ltd., 4.25%, 05/01/29 (Call 02/01/29)	205	243,417
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	100	120,967
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)	362	409,089
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)(a)	228	270,216
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	50	55,240
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	151	182,127

		1,675,089

Computers — 2.9%
Apple Inc., 2.20%, 09/11/29 (Call 06/11/29)	368	401,966
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)(a)(b)	432	495,703
International Business Machines Corp., 3.50%, 05/15/29	796	936,009
Seagate HDD Cayman, 4.09%, 06/01/29 (Call 03/01/29)(b)	115	122,644

		1,956,322

Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	222	242,706
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	176	190,126

		432,832

Diversified Financial Services — 2.4%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	117	111,482
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	300	361,818
Charles Schwab Corp. (The), 3.25%, 05/22/29 (Call 02/22/29)	375	432,919
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	154	177,684
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	251	287,048
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	185	210,948

		1,581,899

Electric — 6.2%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)(a)	48	52,004
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	185	220,622
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)(a)	135	148,584
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	150	167,149
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	125	138,485
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	311	358,543
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	33	36,692
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	120	142,033
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	107	127,096
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	205	226,832
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	35	42,322

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	$220	$239,556
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	206	250,206
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	117	139,519
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	118	139,804
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)(a)	81	90,425
3.50%, 04/01/29 (Call 01/01/29)	295	345,315
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	108	125,558
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)	25	33,221
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)(a)	90	106,144
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	63	72,810
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	30	32,475
6.65%, 04/01/29	80	100,662
Series A, 4.20%, 03/01/29 (Call 12/01/28)	205	241,627
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	122	143,607
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)	141	160,010
Wisconsin Power & Light Co., 3.00%, 07/01/29 (Call 04/01/29)(a)	110	124,528
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	148	163,433

		4,169,262

Electronics — 1.8%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	98	107,157
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	70	76,269
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	115	140,286
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	120	138,332
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)	10	11,432
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)(a)	182	203,225
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	242	272,705
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	222	248,838

		1,198,244

Environmental Control — 0.3%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)(a)	167	193,829

Food — 0.9%
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	70	77,429
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)(a)	145	180,576
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	270	325,949

		583,954

Forest Products & Paper — 0.7%
Georgia-Pacific LLC, 7.75%, 11/15/29	55	82,923
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	330	367,788

		450,711

Gas — 1.0%
Dominion Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 08/15/29)	170	189,518
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	204	228,829
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	229	267,332

		685,679

Health Care – Products — 1.0%
Boston Scientific Corp., 4.00%, 03/01/29 (Call 12/01/28)	225	265,291
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	176	193,216
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)	155	171,022

		629,529

Security	Par (000)	Value

Health Care – Services — 3.5%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	$65	$68,325
Anthem Inc., 2.88%, 09/15/29 (Call 06/15/29)	294	325,091
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	100	109,017
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	248	261,930
HCA Inc., 4.13%, 06/15/29 (Call 03/15/29)	480	558,379
Humana Inc., 3.13%, 08/15/29 (Call 05/15/29)	155	171,997
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	192	212,248
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	180	194,546
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	137	165,347
UnitedHealth Group Inc., 2.88%, 08/15/29	261	297,396

		2,364,276

Home Furnishings — 0.7%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	179	195,595
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	215	265,635

		461,230

Household Products & Wares — 0.3%
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	146	169,731

Insurance — 4.0%
American International Group Inc., 4.25%, 03/15/29 (Call 12/15/28)(a)	175	207,728
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	276	323,585
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	53	58,372
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	70	77,295
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)(a)	126	143,808
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	105	120,320
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	139	153,018
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	25	27,258
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	55	60,360
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	338	420,472
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(a)	155	174,429
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)(a)	137	160,580
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	145	176,507
6.63%, 03/01/29	34	47,208
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)(a)	100	112,941
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	112	126,304
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	95	102,509
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	150	164,651

		2,657,345

Internet — 0.2%
TD Ameritrade Holding Corp., 2.75%, 10/01/29 (Call 07/01/29)(a)	125	141,096

Lodging — 0.4%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	95	97,956
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	175	175,037

		272,993

Machinery — 1.4%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)(a)	298	332,291
Deere & Co., 5.38%, 10/16/29	155	206,852

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
2.80%, 07/18/29(a)	$229	$259,929
3.45%, 03/07/29	25	29,654
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	115	133,851

		962,577

Manufacturing — 1.9%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	391	430,984
3.38%, 03/01/29 (Call 12/01/28)	125	146,646
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	271	308,699
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	95	106,876
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	85	93,640
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	171	200,282

		1,287,127

Media — 2.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.05%, 03/30/29 (Call 12/30/28)	368	446,314
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)(a)	173	199,879
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	437	531,619
ViacomCBS Inc., 4.20%, 06/01/29 (Call 03/01/29)	117	134,906
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	494	513,854

		1,826,572

Mining — 0.3%
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	197	217,287

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	139	149,746

Oil & Gas — 4.2%
Cimarex Energy Co., 4.38%, 03/15/29 (Call 12/15/28)	105	109,214
ConocoPhillips Co., 6.95%, 04/15/29	361	512,642
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	285	285,045
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	300	327,837
Hess Corp., 7.88%, 10/01/29	135	166,967
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	190	198,824
Noble Energy Inc., 3.25%, 10/15/29 (Call 07/15/29)	130	146,063
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)	407	439,234
Total Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)	284	330,121
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	250	285,467

		2,801,414

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	122	132,065
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	140	138,904

		270,969

Packaging & Containers — 0.6%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	145	160,838
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	209	256,435

		417,273

Pharmaceuticals — 8.0%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)(b)	1,300	1,463,371
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	221	267,399
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	920	1,084,754
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)	403	453,718
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	403	474,931
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	236	277,368

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson, 6.95%, 09/01/29	$50	$74,092
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	140	172,568
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	431	509,227
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)(a)	498	596,355

		5,373,783

Pipelines — 3.7%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	120	129,806
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)(b)	360	380,175
Enable Midstream Partners LP, 4.15%, 09/15/29 (Call 06/15/29)	99	89,378
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	247	266,639
Energy Transfer Operating LP, 5.25%, 04/15/29 (Call 01/15/29)	339	369,642
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)	289	317,680
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	165	189,755
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	221	216,023
4.35%, 03/15/29 (Call 12/15/28)	111	114,162
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	140	143,033
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	243	239,433

		2,455,726

Real Estate Investment Trusts — 10.4%
Alexandria Real Estate Equities Inc., 2.75%, 12/15/29 (Call 09/15/29)(a)	225	245,626
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	130	153,712
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	409	478,927
3.95%, 03/15/29 (Call 12/15/28)	168	197,649
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)(a)	112	128,734
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	241	269,893
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)(a)	100	107,839
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	185	197,937
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	212	240,885
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	114	127,487
4.30%, 02/15/29 (Call 11/15/28)	204	245,045
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	40	47,519
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	158	173,459
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	297	347,214
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	112	125,590
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	160	142,315
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	305	341,518
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	175	198,168
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	124	146,408
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	16	17,004
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	209	232,494
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	108	121,497
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	85	94,614
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	160	155,350
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	145	163,580
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	55	62,593

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	$106	$120,099
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	205	240,424
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)(a)	120	120,492
Prologis LP, 4.38%, 02/01/29 (Call 11/01/28)	41	51,421
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	110	129,084
Realty Income Corp., 3.25%, 06/15/29 (Call 03/15/29)(a)	47	52,056
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)(a)	120	125,377
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	100	94,770
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)(a)	217	220,305
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	15	15,816
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	90	96,615
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	55	65,989
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	210	234,297
VEREIT Operating Partnership LP, 3.10%, 12/15/29 (Call 09/15/29)	120	121,158
Welltower Inc., 4.13%, 03/15/29 (Call 09/15/28)	155	174,496
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)(a)	230	266,853
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	68	73,287

		6,965,596

Retail — 4.0%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	105	122,641
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	431	494,676
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	369	431,741
6.50%, 03/15/29	30	41,029
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)	296	327,500
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	107	126,328
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)(a)	265	308,995
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)(a)	301	354,316
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	120	133,643
3.25%, 07/08/29 (Call 04/08/29)	276	326,685

		2,667,554

Semiconductors — 3.8%
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)(b)	678	792,263
Intel Corp., 2.45%, 11/15/29 (Call 08/15/29)	413	455,923
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)(a)	198	239,097
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	248	301,303
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	178	216,820
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(b)	243	282,709
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	245	267,464

		2,555,579

Software — 1.8%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	227	248,624
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)	143	171,163
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	697	808,722

		1,228,509

Telecommunications — 4.3%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)(a)	170	193,984
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	731	873,567

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(a)	$130	$149,461
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	208	243,620
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	194	233,299
4.02%, 12/03/29 (Call 09/03/29)(b)	120	146,647
4.02%, 12/03/29 (Call 09/03/29)	836	1,021,642

		2,862,220

Toys, Games & Hobbies — 0.4%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	252	267,405

Transportation — 2.3%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	215	262,973
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	246	273,653
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)(a)	190	208,318
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	106	117,123
Union Pacific Corp., 3.70%, 03/01/29 (Call 12/01/28)(a)	386	458,969
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	85	94,343
3.40%, 03/15/29 (Call 12/15/28)	118	138,669

		1,554,048

Trucking & Leasing — 0.2%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)(a)	117	136,170

Water — 0.4%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	138	161,660
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	105	120,355

		282,015

Total Corporate Bonds & Notes — 98.4% (Cost: $61,600,163)		65,890,318

Short-Term Investments

Money Market Funds — 13.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	8,416	8,424,785
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	533	533,000

		8,957,785

Total Short-Term Investments — 13.4% (Cost: $8,954,183)		8,957,785

Total Investments in Securities — 111.8% (Cost: $70,554,346)		74,848,103

Other Assets, Less Liabilities — (11.8)%		(7,922,341)

Net Assets — 100.0%		$66,925,762

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$8,424,450	(a)	$—	$(3,267)	$3,602	$8,424,785	8,416	$23,565	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	78,000	455,000	(a)	—	—	—	533,000	533	1,466		—

					$(3,267)	$3,602	$8,957,785		$25,031		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$65,890,318	$—	$65,890,318
Money Market Funds	8,957,785	—	—	8,957,785

	$8,957,785	$65,890,318	$—	$74,848,103

5